Notes to the Profit or Loss Statement - Personnel Expenses - Additional Information (Detail) € in Millions, Employees in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) Employees	Dec. 31, 2019 EUR (€) Employees	Dec. 31, 2018 EUR (€) Employees
Disclosure of personnel expense [line items]
Average number of employees | Employees	564	374	327
Costs for defined-contribution plans | €	€ 0.8	€ 0.7	€ 0.7